Restructuring, Repositioning, And Efficiency	12 Months Ended
Dec. 31, 2014
Restructuring And Related Activities [Abstract]
Restructuring, Repositioning, And Efficiency

Note 26 – Restructuring, Repositioning, and Efficiency

Beginning in 2007, FHN conducted a company-wide review of business practices with the goal of improving its overall profitability and productivity. Such reviews continue throughout the organization. Since 2007, in order to redeploy capital to higher-return businesses, FHN exited or sold non-strategic businesses, eliminated layers of management, and consolidated functional areas.

Generally, restructuring, repositioning, and efficiency charges related to exited businesses are included in the non-strategic segment while charges related to corporate-driven actions are included in the corporate segment. Net charges recognized by FHN in 2014 related to restructuring, repositioning, and efficiency activities were $7.0 million. Of this amount, $7.3 million represent exit costs that were accounted for in accordance with the Exit of Disposal Cost Obligations Topic of the FASB Accounting Standards Codification (“ASC 420”). Significant expenses recognized in 2014 resulted from the following actions:

  Severance and other employee costs of $2.6 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Employee compensation, incentives and benefits within noninterest expense.
  Lease abandonment expenses of $4.7 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Occupancy within noninterest expense.

Net charges recognized by FHN in 2013 related to restructuring, repositioning, and efficiency activities were $5.3 million. Of this amount, $3.8 million represent exit costs that were accounted for in accordance with ASC 420. Significant expenses recognized in 2013 resulted from the following actions:

  Severance and other employee costs of $3.7 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Employee compensation, incentives and benefits within noninterest expense.
  Expense of $2.2 million related to estimated costs for obligations associated with a definitive agreement to sell substantially all remaining legacy mortgage servicing which is reflected in Mortgage banking income.

During 2012 FHN recognized a net cost of $24.9 million related to restructuring, repositioning, and efficiency activities. Of this amount, $23.1 million represent exit costs that were accounted for in accordance with ASC 420. Significant expenses recognized in 2012 resulted from the following actions:

  Severance and other employee costs of $22.9 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Employee compensation, incentives and benefits within noninterest expense.
  Expense of $2.6 million related to prior servicing sales which is reflected in Mortgage banking income.

Settlement of the obligations arising from current initiatives will be funded from operating cash flows. The effect of suspending depreciation on assets held-for-sale was immaterial to FHN’s results of operations for all periods. Due to the broad nature of the actions being taken, substantially all components of expense have benefited from past efficiency initiatives and are expected to benefit from the current efficiency initiatives.

Activity in the restructuring and repositioning liability for the years ended December 31, 2014, 2013, and 2012 is presented in the following table, along with other restructuring and repositioning expenses recognized.

	2014		2013		2012
(Dollars in thousands)	Expense	Liability	Expense	Liability	Expense	Liability
Beginning balance		$3,126		$19,775		$12,026
Severance and other employee related costs	$2,641	2,641	$3,691	3,691	$22,897	22,897
Facility consolidation costs	4,696	4,696	131	131	46	46
Other exit costs, professional fees, and other	-	-	-	-	111	111
Total accrued	7,337	10,463	3,822	23,597	23,054	35,080
Payments related to:
Severance and other employee related costs		2,678		19,051		12,138
Facility consolidation costs		1,067		677		1,884
Other exit costs, professional fees, and other		-		-		15
Accrual reversals		30		743		1,268
Restructuring and repositioning reserve balance		$6,688		$3,126		$19,775

Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales	(553)		2,192		2,635
(Gains)/losses on divestitures	-		(1,000)		(865)
Impairment of premises and equipment	222		385		22
Impairment of other assets	-		-		12
Other	-		(96)		-
Total other restructuring and repositioning expense	(331)		1,481		1,804
Total restructuring and repositioning charges	$7,006		$5,303		$24,858

FHN began initiatives related to restructuring in second quarter 2007. The following table presents cumulative amounts incurred to date through December 31, 2014, for costs associated with FHN’s restructuring, repositioning, and efficiency initiatives:

(Dollars in thousands)	Total Expense
Severance and other employee related costs	$107,025
Facility consolidation costs	45,523
Other exit costs, professional fees, and other	19,165
Other restructuring and repositioning expense:
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	25,449
(Gains)/losses on divestitures	(718)
Impairment of premises and equipment	23,004
Impairment of intangible assets	48,231
Impairment of other assets	40,504
Other	7,478
Total restructuring and repositioning charges incurred to date as of December 31, 2014	$323,333